Fair Value Measurement (Details 5) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Contingent liabilities
Contingent consideration payable		$ 20.0
Clover Network, Inc
Contingent liabilities
Contingent consideration payable		20.0
Contingent consideration | Clover Network, Inc
Contingent liabilities
Contingent consideration payable	20.0	20.0
Period for which merchant location assumed to be used after fiscal year	4 years	4 years
Fair Value Measurement Using Significant Unobservable Inputs (Level 3), Contingent consideration
Balance at the beginning of the period	20.0
Initial estimate of contingent consideration		20.0
Balance at the end of the period	$ 20.0	$ 20.0